Net Loss Per Share (Details) - Schedule of basic and diluted net loss and the weighted average number of shares used in computing basic and diluted net loss per share - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ (66,165)	$ (45,726)
Adjustments to reconcile to net loss available to common stockholders:
Net loss – basic and diluted	$ (66,165)	$ (45,726)
Denominator:
Weighted-average common shares outstanding – basic (in Shares)	38,392,392	25,690,096
Net loss per common share – basic (in Dollars per share)	$ (1.72)	$ (1.78)